Cost of sales - Schedule of operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Fees and compensation for services	$ 53,024	$ 46,218	$ 67,209
Salaries and payroll taxes	16,591	12,593	10,943
Consumption of materials and spare parts	15,912	11,181	17,062
Easements and fees	9,572	8,222	9,632
Employee benefits	4,877	3,867	2,836
Transport	3,274	2,351	2,914
Other	3,873	3,586	3,835
Total operating costs	$ 107,123	$ 88,018	$ 114,431